Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000116933 [Member] | Federal Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000116933 [Member] | Techtronic Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000116933 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000116933 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000116933 [Member] | Alamos Gold Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000116933 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000116933 [Member] | Symrise AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000116933 [Member] | ASMPT Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000116933 [Member] | Italgas S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000116933 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000116933 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000116933 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.10%
C000116933 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000116933 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.30%
C000116933 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	24.80%
C000116933 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000116933 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000116933 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.30%
C000116933 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000116933 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000116933 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000116933 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006521 [Member] | Federal Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006521 [Member] | Techtronic Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006521 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006521 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006521 [Member] | Alamos Gold Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006521 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006521 [Member] | Symrise AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006521 [Member] | ASMPT Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006521 [Member] | Italgas S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006521 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006521 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000006521 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006521 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006521 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006521 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	24.80%
C000006521 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006521 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006521 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006521 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006521 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006521 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000006521 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006532 [Member] | Federal Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006532 [Member] | Techtronic Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006532 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006532 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006532 [Member] | Alamos Gold Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006532 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006532 [Member] | Symrise AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006532 [Member] | ASMPT Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006532 [Member] | Italgas S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006532 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006532 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000006532 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006532 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006532 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006532 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	24.80%
C000006532 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006532 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006532 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006532 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006532 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006532 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000006532 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006531 [Member] | Federal Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006531 [Member] | Techtronic Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006531 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006531 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006531 [Member] | Alamos Gold Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006531 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006531 [Member] | Symrise AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006531 [Member] | ASMPT Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006531 [Member] | Italgas S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006531 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006531 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000006531 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006531 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006531 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006531 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	24.80%
C000006531 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006531 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006531 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006531 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006531 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006531 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000006531 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006529 [Member] | Federal Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006529 [Member] | Techtronic Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006529 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006529 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006529 [Member] | Alamos Gold Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006529 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006529 [Member] | Symrise AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006529 [Member] | ASMPT Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006529 [Member] | Italgas S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006529 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006529 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000006529 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006529 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006529 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006529 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	24.80%
C000006529 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006529 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006529 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006529 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006529 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006529 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000006529 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006527 [Member] | Federal Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006527 [Member] | Techtronic Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006527 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006527 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006527 [Member] | Alamos Gold Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006527 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006527 [Member] | Symrise AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006527 [Member] | ASMPT Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006527 [Member] | Italgas S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006527 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006527 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000006527 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006527 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006527 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006527 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	24.80%
C000006527 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006527 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006527 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006527 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006527 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006527 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000006527 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006526 [Member] | Federal Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006526 [Member] | Techtronic Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006526 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006526 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006526 [Member] | Alamos Gold Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006526 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006526 [Member] | Symrise AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006526 [Member] | ASMPT Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006526 [Member] | Italgas S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006526 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006526 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000006526 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006526 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006526 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006526 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	24.80%
C000006526 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006526 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006526 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006526 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006526 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006526 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000006526 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006525 [Member] | Federal Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006525 [Member] | Techtronic Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006525 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006525 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006525 [Member] | Alamos Gold Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006525 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006525 [Member] | Symrise AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006525 [Member] | ASMPT Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006525 [Member] | Italgas S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006525 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006525 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000006525 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006525 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006525 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006525 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	24.80%
C000006525 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006525 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006525 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006525 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006525 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006525 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000006525 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006520 [Member] | Federal Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006520 [Member] | Techtronic Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006520 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006520 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006520 [Member] | Alamos Gold Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006520 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006520 [Member] | Symrise AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006520 [Member] | ASMPT Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006520 [Member] | Italgas S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006520 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006520 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000006520 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006520 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006520 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006520 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	24.80%
C000006520 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006520 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006520 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006520 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006520 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006520 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000006520 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006533 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006533 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006533 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006533 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006533 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006533 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006533 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006533 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006533 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006533 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006533 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006533 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006533 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006533 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
C000006533 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006533 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006533 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000006533 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006533 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000006533 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006538 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006538 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006538 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006538 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006538 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006538 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006538 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006538 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006538 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006538 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006538 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006538 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006538 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006538 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
C000006538 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006538 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006538 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000006538 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006538 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000006538 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006539 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006539 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006539 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006539 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006539 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006539 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006539 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006539 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006539 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006539 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006539 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006539 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006539 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006539 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
C000006539 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006539 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006539 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000006539 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006539 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000006539 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006540 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006540 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006540 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006540 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006540 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006540 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006540 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006540 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006540 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006540 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006540 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006540 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006540 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006540 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
C000006540 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006540 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006540 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000006540 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006540 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000006540 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006542 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006542 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006542 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006542 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006542 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006542 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006542 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006542 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006542 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006542 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006542 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006542 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006542 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006542 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
C000006542 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006542 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006542 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000006542 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006542 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000006542 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006544 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006544 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006544 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006544 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006544 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006544 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006544 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006544 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006544 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006544 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006544 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006544 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006544 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006544 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
C000006544 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006544 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006544 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000006544 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006544 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000006544 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006545 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006545 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006545 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006545 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006545 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006545 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006545 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006545 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006545 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006545 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006545 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006545 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006545 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006545 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
C000006545 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006545 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006545 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000006545 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006545 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000006545 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006534 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006534 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006534 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006534 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006534 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006534 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006534 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006534 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006534 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006534 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006534 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006534 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006534 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006534 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
C000006534 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006534 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006534 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000006534 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006534 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000006534 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034431 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000034431 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000034431 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000034431 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000034431 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000034431 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000034431 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000034431 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000034431 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000034431 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000034431 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000034431 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000034431 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000034431 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
C000034431 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000034431 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000034431 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000034431 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000034431 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000034431 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000116934 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000116934 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000116934 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000116934 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000116934 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000116934 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000116934 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000116934 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000116934 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000116934 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000116934 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000116934 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000116934 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000116934 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000116934 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000116934 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000116934 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000116934 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%
C000116934 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000116934 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%
C000116934 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000116934 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%
C000116934 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006547 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006547 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006547 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006547 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006547 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006547 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006547 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006547 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006547 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006547 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006547 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006547 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006547 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006547 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006547 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006547 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006547 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006547 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%
C000006547 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006547 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%
C000006547 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006547 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%
C000006547 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006558 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006558 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006558 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006558 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006558 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006558 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006558 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006558 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006558 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006558 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006558 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006558 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006558 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006558 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006558 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006558 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006558 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006558 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%
C000006558 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006558 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%
C000006558 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006558 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%
C000006558 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006557 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006557 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006557 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006557 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006557 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006557 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006557 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006557 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006557 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006557 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006557 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006557 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006557 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006557 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006557 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006557 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006557 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006557 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%
C000006557 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006557 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%
C000006557 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006557 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%
C000006557 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006555 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006555 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006555 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006555 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006555 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006555 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006555 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006555 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006555 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006555 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006555 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006555 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006555 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006555 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006555 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006555 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006555 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006555 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%
C000006555 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006555 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%
C000006555 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006555 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%
C000006555 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006553 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006553 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006553 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006553 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006553 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006553 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006553 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006553 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006553 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006553 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006553 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006553 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006553 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006553 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006553 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006553 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006553 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006553 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%
C000006553 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006553 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%
C000006553 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006553 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%
C000006553 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006552 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006552 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006552 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006552 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006552 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006552 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006552 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006552 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006552 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006552 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006552 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006552 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006552 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006552 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006552 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006552 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006552 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006552 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%
C000006552 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006552 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%
C000006552 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006552 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%
C000006552 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006551 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006551 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006551 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006551 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006551 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006551 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006551 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006551 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006551 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006551 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006551 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006551 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006551 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006551 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006551 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006551 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006551 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006551 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%
C000006551 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006551 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%
C000006551 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006551 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%
C000006551 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006546 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006546 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006546 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006546 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006546 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006546 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006546 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006546 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006546 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006546 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006546 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006546 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006546 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006546 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006546 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006546 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006546 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006546 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%
C000006546 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006546 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%
C000006546 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006546 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%
C000006546 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%